Offerings	May 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, issuable pursuant to the exercise of outstanding options granted under the Odyssey Therapeutics, Inc. 2021 Equity Incentive Plan
Amount Registered | shares	4,441,463
Proposed Maximum Offering Price per Unit	4.66
Maximum Aggregate Offering Price	$ 20,697,217.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,858.29
Offering Note	(A) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also registers any additional shares of common stock, $0.0001 par value per share ("Common Stock"), of Odyssey Therapeutics, Inc. (the "Registrant") that become issuable under the Registrant's 2021 Equity Incentive Plan (the "2021 Plan"), the Registrant's 2026 Long-Term Incentive Plan (the "2026 Plan") and the Registrant's 2026 Employee Stock Purchase Plan (the "2026 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction. (B) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for the 4,441,463 shares of Common Stock issuable pursuant to the exercise of outstanding options granted under the 2021 Plan are calculated using the weighted-average exercise price of $4.66 per share for such stock options. (C) Represents shares of Common Stock issuable pursuant to the exercise of outstanding options granted under the 2021 Plan. No additional stock awards will be granted under the 2021 Plan. The shares of Common Stock reserved for issuance pursuant to such stock options will become available for issuance under the 2026 Plan to the extent any such shares are forfeited, canceled, reacquired by the Registrant prior to vesting, expired (whether voluntarily or involuntarily), settled in cash or otherwise satisfied without the issuance of shares, withheld upon exercise of an option or settlement of an award to cover the exercise price or tax withholding, surrendered pursuant to an exchange or otherwise terminated (other than by exercise). See footnote 3(C) below.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, issuable pursuant to the exercise of outstanding options granted under the Odyssey Therapeutics, Inc. 2026 Long-Term Incentive Plan
Amount Registered | shares	3,431,900
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 61,774,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,531.02
Offering Note	(A) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for the 3,431,900 shares of Common Stock issuable pursuant to the exercise of outstanding options granted under the 2026 Plan are calculated using the weighted-average exercise price of $18.00 per share for such stock options, which is equal to the initial public offering price for shares of the Common Stock (the "IPO Price") as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-295141), as amended, that was declared effective on May 7, 2026. (B) Represents shares of Common Stock issuable pursuant to the exercise of outstanding options granted under the 2026 Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, reserved for future issuance under the Odyssey Therapeutics, Inc. 2026 Long-Term Incentive Plan
Amount Registered | shares	2,800,476
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 50,408,568.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,961.42
Offering Note	(A) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of the IPO Price. (B) Represents 2,800,476 shares of Common Stock reserved for future issuance under the 2026 Plan. The number of shares of Common Stock reserved for future issuance under the 2026 Plan will automatically increase on January 1 of each year, beginning on January 1, 2027 and continuing through January 1, 2036, in an amount equal to 5% of the total number of shares of the Registrant's capital stock (including shares underlying unexercised pre-funded warrants with an exercise price per share of $0.01 or less) outstanding on December 31 of the preceding year; provided, however, that the Registrant's board of directors may act prior to January 1 of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement. (C) To the extent outstanding awards under the 2026 Plan are forfeited, canceled, reacquired by the Registrant prior to vesting, expired (whether voluntarily or involuntarily), settled in cash or otherwise satisfied without the issuance of shares, withheld upon exercise of an option or settlement of an award to cover the exercise price or tax withholding, surrendered pursuant to an exchange or otherwise terminated (other than by exercise), they will become or again be available under the 2026 Plan. See footnote 1(C) above.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, reserved for future issuance under the Odyssey Therapeutics, Inc. 2026 Employee Stock Purchase Plan
Amount Registered | shares	516,400
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 9,295,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,283.67
Offering Note	(A) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of the IPO Price, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2026 ESPP. (B) Represents 516,400 shares of Common Stock reserved for future issuance under the 2026 ESPP. The number of shares of Common Stock reserved for issuance under the 2026 ESPP will automatically increase on January 1 of each year, beginning on January 1, 2027 and continuing through January 1, 2036, in an amount equal to the lesser of (i) 1% of the total number of shares of the Registrant's capital stock outstanding on December 31 of the immediately preceding year and (ii) 1,032,801 shares of Common Stock, unless Registrant's board of directors acts prior to the first day of any calendar year to provide that there will be no January 1 increase in the share reserve for such calendar year or that the increase for such calendar year will be a lesser number of shares of Common Stock. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement.